FINANCIAL RISK MANAGEMENT - LIQUIDITY RISK - CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details) - Liquidity risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current Borrowings
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	$ 381.0	$ 208.3
Cash flows	(226.9)	170.0
Foreign exchange movement	(17.6)	2.7
Ending balance	136.5	381.0
Long-term Borrowings
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	5,940.4	5,831.1
Cash flows	(2,501.7)	0.0
Foreign exchange movement	(85.9)	211.5
Other	(2,562.0)	(102.2)
Ending balance	790.8	5,940.4
Lease Liabilities
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	339.8	196.5
Cash flows	(124.7)	(87.7)
Changes in leases	340.8	231.0
Ending balance	555.9	339.8
Derivative financial instruments
CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
Beginning balance	33.0	25.7
Cash flows	(18.2)
Changes in fair values	9.4	7.3
Ending balance	$ 24.2	$ 33.0